Impairment Charges / (Reversals) - Summary of Impairment Charges / (Reversals) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment charges on financial assets, excluding receivables	€ 133	€ 71	€ 70
Impairment reversals on financial assets, excluding receivables	(73)	(39)	(32)
Impairment charges and reversals on non-financial assets and receivables	109	46	4
Total	€ 169	€ 78	€ 42